Lease Arrangements - Additional Information (Detail) - Buildings - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Operating leases lease term	3 years
Increase Decrease In Lease Liabilities		$ 715,365